Subsequent Event - Additional Informations (Detail) - USD ($) $ / shares in Units, $ in Thousands					9 Months Ended		12 Months Ended
	Nov. 06, 2020	Nov. 03, 2020	Oct. 06, 2020	Jun. 30, 2020	Oct. 31, 2020	Nov. 02, 2019	Feb. 01, 2020	Feb. 02, 2019	Feb. 03, 2018	Mar. 31, 2020
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)				$ 0.01	$ 0.01
Stock issuance costs			$ 6,100
Repayments of term loan					$ 29,653	$ 118,257
Affiliates of KKR
Subsequent Event [Line Items]
Ownership interest			69.90%
New Academy Holding Company, LLC
Subsequent Event [Line Items]
Ownership interest							100.00%
Repayments of term loan							$ 122,819	$ 18,250	$ 37,989
Subsequent Event
Subsequent Event [Line Items]
Repayments of term loan	$ 1,431,400
Payments for debt refinancing	2,500
Subsequent Event | Senior Notes | A2020 Senior Secured Notes
Subsequent Event [Line Items]
Debt face amount	$ 400,000
Interest rate, stated percentage	6.00%
Subsequent Event | Secured Debt | A2020 Senior Secured Notes
Subsequent Event [Line Items]
Debt face amount	$ 400,000
Subsequent Event | Secured Debt | A 2020 Term Loan Facility
Subsequent Event [Line Items]
Debt instrument, periodic payment, principal	$ 1,000
Debt instrument, guarantee, percent of capital stock pledged	100.00%
Debt Instrument, Guarantee, Percent Of Voting Capital Stock Pledged	66.00%
Subsequent Event | LIBOR Rate | Secured Debt | Variable Rate Component, One | A 2020 Term Loan Facility
Subsequent Event [Line Items]
Interest rate floor	0.75%
Debt instrument, basis spread on variable rate	5.00%
Subsequent Event | LIBOR Rate | Secured Debt | Variable Rate Component, Two | A 2020 Term Loan Facility
Subsequent Event [Line Items]
Debt instrument, basis spread on variable rate	1.00%
Subsequent Event | Federal funds rate | Secured Debt | Variable Rate Component, Two | A 2020 Term Loan Facility
Subsequent Event [Line Items]
Debt instrument, basis spread on variable rate	0.50%
Subsequent Event | Base Rate | Secured Debt | Variable Rate Component, Two | A 2020 Term Loan Facility
Subsequent Event [Line Items]
Debt instrument, basis spread on variable rate	4.00%
Subsequent Event | Debt Instrument Redemption Option One | Senior Notes | A2020 Senior Secured Notes
Subsequent Event [Line Items]
Redemption price, percentage	100.00%
Subsequent Event | Debt Instrument Redemption Option Two [Member] | Senior Notes | A2020 Senior Secured Notes
Subsequent Event [Line Items]
Redemption price, percentage	106.00%
Redemption price, percentage of principal amount redeemed	40.00%
Subsequent Event | Debt Instrument Redemption Option Three | Senior Notes | A2020 Senior Secured Notes
Subsequent Event [Line Items]
Redemption price, percentage	101.00%
Subsequent Event | Affiliates of KKR
Subsequent Event [Line Items]
Ownership interest		68.50%
Subsequent Event | New Academy Holding Company, LLC | New Academy Holding Company
Subsequent Event [Line Items]
Common stock purchased				100
Price per share				$ 1
Subsequent Event | New Academy Holding Company, LLC | ABL Credit Facility
Subsequent Event [Line Items]
Borrowed amount										$ 500,000
Debt repayment				$ 500,000
Subsequent Event | Over-Allotment Option
Subsequent Event [Line Items]
Number of shares issued in transaction (in shares)		1,807,495
Common stock, par value (in dollars per share)		$ 0.01
Price per share (in dollars per share)		12.22
Offering price, net of underwriting discounts (in dollars per share)		$ 13.00
Net proceeds from sale of stock		$ 22,100
Stock issuance costs		$ 300
Subsequent Event | Over-Allotment Option | Maximum
Subsequent Event [Line Items]
Number of shares issued in transaction (in shares)		2,343,750